Income Taxes (Details) - Schedule of components of the Group’s deferred tax assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred tax asset
Others	$ 1,477	$ 1,128
Fixed assets	118
Net operating loss carryforwards	2,323,105	1,367,309
Less: Valuation allowance	(2,324,700)	(1,367,309)
Net deferred tax asset		$ 1,128